N-2 - $ / shares shares in Millions	Mar. 08, 2024	Feb. 29, 2024
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.9
Highest Price or Bid, NAV		$ 5
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	common stock
Outstanding Security, Authorized [Shares]	230.3